Consolidated Statements of Comprehensive (Loss) Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,369	$ 3,835	$ 16,658	$ 12,825
Total cost of revenues	2,638	2,073	9,348	7,157
Gross profit	1,731	1,762	7,310	5,668
Operating expenses
Research and development	350	382	1,575	1,576
Selling, general and administrative	4,933	4,763	19,924	17,066
Total operating expenses	5,283	5,145	21,499	18,642
Loss from operations	(3,552)	(3,383)	(14,189)	(12,974)
Interest expense	(12)	(10)	(40)	(3)
Interest income	55	53	258	22
Other (expense) income, net	51	(168)	(357)	18
Loss from continuing operations before income taxes	(3,458)	(3,508)	(14,328)	(12,937)
Income tax benefit			0	4,268
Loss from continuing operations			(14,328)	(8,669)
Income from discontinued operations (net of tax) (Note 4)			0	17,943
Net (loss) income	$ (3,458)	$ (3,508)	$ (14,328)	$ 9,274
Net (loss) income per share: basic and diluted - Continuing operations			$ (3.16)	$ (2.05)
Net (loss) income per share: basic and diluted - Discontinued operations			0.00	4.25
Net (loss) income per share: basic and diluted	$ (0.55)	$ (0.82)	$ (3.16)	$ 2.20
Weighted-average number of common shares used in common per share calculations: basic and diluted	6,241	4,294	4,530	4,224
Other comprehensive income (loss)
Net income (loss)	$ (3,458)	$ (3,508)	$ (14,328)	$ 9,274
Foreign currency translation adjustments	(502)	200	203	(324)
Comprehensive (loss) income	(3,960)	(3,308)	(14,125)	8,950
Product [Member]
Revenues	4,095	3,603	15,663	11,957
Total cost of revenues	2,424	1,913	8,669	6,419
Service [Member]
Revenues	274	232	995	868
Total cost of revenues	$ 214	$ 160	$ 679	$ 738